Basis of preparation and accounting policies (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Estimated Useful Life of Assets

Depreciation is calculated on a straight-line basis over the estimated useful life of the assets as follows:

Freehold buildings	:	50 years
Leasehold land, buildings and improvements	:	Shorter of 15 to 50 years or lease term
Plant and machinery	:	3 to 20 years
Office furniture, fittings and equipment	:	3 to 20 years
Motor and transport vehicles	:	3.5 to 15 years

Increase (decrease) due to application of IFRS 15 [member]
Statement [LineItems]
Impact on statement of profit or loss (increase/(decrease)

The effect of adopting IFRS 15 is, as follows:

Impact on statement of profit or loss (increase/(decrease))

		31.12.2016	31.12.2017
	Adjustment	RMB’000	RMB’000
Revenue from contracts with customers	(a)	(21,645)	(24,623)
Cost of sales	(a)	(29,912)	134,349
Gross profit		8,267	(158,972)
Other income	(b)	—	(115,235)
Selling, general and administrative cost	(a)	(4,087)	(162,998)
Operating profit		12,354	(111,209)
Income tax expense	(b)	—	(25,995)
Profit for the year		12,354	(85,214)
Attributable to:
Equity holders of the parent	(a)&(b)	9,440	(65,113)
Non-controlling interests	(a)&(b)	2,914	(20,101)

Impact on basic and diluted earnings per share (EPS) (increase/(decrease) in EPS)

		31.12.2016	31.12.2017
	Adjustment	RMB	RMB
Earnings per share
Basic	(a)&(b)	0.23	(1.60)
Diluted	(a)&(b)	0.23	(1.60)

Impact on the consolidated statement of financial position (increase/(decrease)):
		1.1.2017	31.12.2017
	Adjustment	RMB’000	RMB’000
Assets
Intangible asset	(b)	(31,704)	—
Investments in associate and joint venture	(b)	(73,061)	—
Deferred tax assets	(b)	(25,995)	—

Total non-current assets		(130,760)	—
Trade and other receivables	(b)	50,000	—

Total current assets		50,000	—

Total assets		(80,760)	—

Equity and liabilities
Contract liabilities	(a)	27,372	34,759

Total non-current liabilities		27,372	34,759
Trade and other payables	(b)	(170,000)	—
Contract liabilities	(a)	63,870	81,105
Provision for product warranty	(a)	(69,844)	(98,492)

Total current liabilities		(175,974)	(17,387)

Total liabilities		(148,602)	17,372
Equity
Retained earnings	(a)&(b)	51,838	(13,275)
Non-controlling interests	(a)&(b)	16,004	(4,097)

Total equity		67,842	(17,372)

Total equity and liabilities		(80,760)	—

Impact on the consolidated statement of cash flows (increase/(decrease)):

		31.12.2016	31.12.2017
	Adjustment	RMB’000	RMB’000
Profit before tax	(a)&(b)	12,354	(111,209)
Adjustments:
Gain on disposal of intangible asset	(b)	—	115,235
Profit before tax after adjustments	(a)&(b)	12,354	4,026
Changes in working capital
Decrease in trade and other receivables	(b)	—	50,000
Increase in trade and other payables and contract liabilities	(a)	(12,354)	(4,026)
Cash flows from operating activities	(a)&(b)	—	50,000
Net cash flows from operating activities	(a)&(b)	—	50,000
Investing activities
Proceeds from disposal of intangible asset	(b)	—	(50,000)
Net cash flows from investing activities	(a)&(b)	—	(50,000)